Finance Income and Costs	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Finance Income and Costs
31.	Finance Income and Costs

(1)	Details of finance income and costs for the years ended December 31, 2018, 2017 and 2016 are as follows:

(In millions of won)
	2018		2017	2016
Finance Income:
Interest income	￦	69,936	76,045	54,353
Gain on sale of accounts receivable — other		20,023	18,548	18,638
Dividends		35,143	12,416	19,161
Gain on foreign currency transactions		17,990	13,676	14,186
Gain on foreign currency translations		2,776	7,110	5,085
Gain on disposal of long-term investment securities		—	4,890	459,349
Gain on valuation of derivatives		6,532	223,943	4,132
Gain on settlement of derivatives		20,399	—	—
Gain relating to financial assets at FVTPL(*)		83,636	33	25
Reversal of impairment loss on available-for-sale financial assets		—	9,900	—
Gain relating to financial liability at fair value through profit or loss		—	—	121

	￦	256,435	366,561	575,050

Finance Costs:
Interest expense	￦	307,319	299,100	290,454
Loss on sale of accounts receivable — trade		—	9,682	—
Loss on foreign currency transactions		38,920	19,263	16,765
Loss on foreign currency translations		2,397	8,419	3,991
Loss on disposal of long-term investment securities		—	36,024	2,919
Loss on settlement of derivatives		12,554	10,031	3,428
Loss relating to financial liability at FVTPL		1,535	678	4,018
Loss relating to financial assets at FVTPL		22,507	—	—
Impairment loss on long-term investment securities		—	14,519	5,255
Other finance costs		—	35,900	—

	￦	385,232	433,616	326,830

(*)	Includes gains on disposal of 200,000 shares of convertible redeemable bonds issued by KRAFTON Co., Ltd. (formerly, Bluehole Inc.) amounting to ￦58,000 million.

(2)	Details of interest income included in finance income for the years ended December 31, 2018, 2017 and 2016 are as follows:

(In millions of won)
	2018		2017	2016
Interest income on cash equivalents and short-term financial instruments	￦	33,808	28,130	20,203
Interest income on installment receivables and others		36,128	47,915	34,150

	￦	69,936	76,045	54,353

(3)	Details of interest expenses included in finance costs for the years ended December 31, 2018, 2017 and 2016 are as follows:

(In millions of won)
	2018		2017	2016
Interest expense on borrowings	￦	10,796	11,774	7,962
Interest expense on debentures		222,195	228,568	239,560
Others		74,328	58,758	42,932

	￦	307,319	299,100	290,454

(4)

Finance income and costs by category of financial instruments for the years ended December 31, 2018, 2017 and 2016 are as follows. Bad debt expense (reversal of loss allowance) for accounts receivable — trade, loans and receivables are presented and explained separately in note 7 and 36.

1)    Finance income and costs

(In millions of won)
	2018
	Finance income		Finance costs
Financial Assets:
Financial assets at FVTPL	￦	134,841	22,507
Financial assets at FVOCI		35,143	—
Financial assets at amortized cost		86,032	20,018

		256,016	42,525

Financial Liabilities:
Financial liabilities at FVTPL		—	1,535
Financial liabilities measured at amortized cost		419	328,618
Derivatives designated as hedging instruments		—	12,554

		419	342,707

	￦	256,435	385,232

(In millions of won)
	2017
	Finance income		Finance costs
Financial Assets:
Financial assets at fair value through profit or loss	￦	223,976	—
Available-for-sale financial assets		30,598	86,445
Loans and receivables		111,677	37,040

		366,251	123,485

Financial Liabilities:
Financial liabilities at fair value through profit or loss		—	678
Financial liabilities measured at amortized cost		310	299,422
Derivatives designated as hedging instruments		—	10,031

		310	310,131

	￦	366,561	433,616

(In millions of won)
	2016
	Finance income		Finance costs
Financial Assets:
Financial assets at fair value through profit or loss	￦	4,157	2,791
Available-for-sale financial assets		484,300	8,174
Loans and receivables		86,256	15,810
Derivatives designated as hedging instruments		—	637

		574,713	27,412

Financial Liabilities:
Financial liabilities at fair value through profit or loss		121	4,018
Financial liabilities measured at amortized cost		216	295,400

		337	299,418

	￦	575,050	326,830

2)    Other comprehensive income (loss)

(In millions of won)
	2018		2017	2016
Financial Assets:
Financial assets at FVOCI	￦	(130,035)	—	—
Available-for-sale financial assets		—	158,440	(223,981)
Derivatives designated as hedging instruments		17,180	1,554	(172)

		(112,855)	159,994	(224,153)

Financial Liabilities:
Derivatives designated as hedging instruments		15,047	21,032	(13,046)

	￦	(97,808)	181,026	(237,199)

(5)	Details of impairment losses for financial assets for the years ended December 31, 2018, 2017 and 2016 are as follows:

(In millions of won)
	2018		2017	2016
Available-for-sale financial assets(*)	￦	—	14,519	5,255
Accounts receivable — trade		38,211	34,584	37,820
Other receivables		7,718	5,793	40,312

	￦	45,929	54,896	83,387

(*)	This is included in other finance costs (See note 31 (1)).